UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 12b-25

                         Commission File Number 0-33473
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                           NOTIFICATION OF LATE FILING

(Check One) [ ] Form 10-K [ ] Form 11-K [ ] Form 20-F [x] Form 10-QSB
            [ ] Form N-SAR

                       For Period Ended: January 31, 2002
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                       [ ] Transition Report on Form 10-K
                       [ ] Transition Report on Form 20-F
                       [ ] Transition Report on Form 11-K
                       [ ] Transition Report on Form 10-Q
                       [ ] Transition Report on Form N-SAR
                       For the Transition Period Ended: _____________________

  READ ATTACHED INSTRUCTION SHEET BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

  Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

                   If the notification relates to a portion of
                     the filing checked above, Identify the
                        item(s) to which the notification
                                    relates:

                       Part I, Item 1 FINANCIAL STATEMENTS
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                         PART I - REGISTRANT INFORMATION

I & E TROPICALS, INC.
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Full name of registrant

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Former name if applicable

270 N.W. 3rd Court
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Address of principal executive office (STREET AND NUMBER)

Boca Raton, FL  33432
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City, state and zip code

                        PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

         (a)      |   The reasons described in reasonable detail in Part III of
                      this form could not be eliminated without unreasonable effort or expense;

   [x]   (b)      |   The subject annual report, semi-annual report, transition
                      report on Form 10-K, 20-F, 11-K, or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form
                      10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

         (c)      |   The accountant's statement or other exhibit required by
                      Rule 12b-25(c) has been attached if applicable.


                              PART III - NARRATIVE

State below in reasonable detail the reasons why Form 10-QSB could not be filed within the prescribed time period. (Attach extra sheets if needed.)

The Company accountant has been unavailable to complete the required financial statements.

                           PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

              Ledyard H. DeWees             561                 368-1427
              -----------------         -----------      ---------------------
                    (Name)              (Area Code)        (Telephone number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company
              Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
                                 [x] Yes [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                 [ ] Yes [x] No

              If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                              I & E TROPICALS, INC.
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                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date  April 22, 2002                                 by /s/ Brett L. DeWees
      --------------                                     ------------------
                                                           Brett L. DeWees.
                                                           President

INSTRUCTION; The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                    ATTENTION

 Intentional misstatements or omissions of fact constitute Federal criminal violations (SEE 18 U.S.C. 1001).